Transactions with directors and key management (Tables)	12 Months Ended
Dec. 31, 2024
Transactions with directors and key management
Schedule of transactions with directors and key management

	At 31 December
	2024	2023
	£000	£000
Loans to customers - amortised cost	3,538	11,406
Customer deposits	39,431	55,254